Subsequent Events	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Subsequent Events
Subsequent Events

Note 12 – Subsequent Events

On December 19, 2025, 126,888 shares were issued at $0.45/share as compensation for commissions $57,100.

On January 7, 2026, 200,000 shares were issued at $0.38/share as compensation for professional services of $76,000.

On January 7, 2026, 100,000 shares were issued at $0.38/share as employee bonuses of $38,000.

On January 9, 2026, a $500,000 note was issued to a lender; in connection with this note, 56,250 shares were issued to a third party as compensation of $22,500.

The Company evaluated subsequent events through January 20, 2026 and identified no other events requiring recognition or additional disclosure.

Note 13 – Subsequent Events

On June 1, 2025, the Company entered into an Asset Purchase Agreement with Allcot AG to acquire specified assets (including certain subsidiary shares, intellectual property, database, project pipeline, and contract rights) for cash consideration of $350,000. The Company expects to account for the transaction as an asset acquisition under ASC 805; valuation is ongoing and the financial effects are not yet reasonably estimable.

The Company converted four convertible notes in August 2025 of principal $2,193,195 and accrued interest of $117,329 into 4,749,156 shares at conversion prices ranging from $0.45 - $0.90.

On August 5, 2025, the Company issued a $3.5 million unsecured convertible note to Hedera Foundation SECZ bearing simple interest of 10% per quarter. The note is convertible at the greater of 90% of the 20-day VWAP or $0.90 per share with a maturity of one year or less.

In July 2025, the Company issued a $125,000 note and the note was repaid in August 2025.

In August 2025, due to a supplier issue, $1,276,800 in deferred revenue was refunded to a customer, we are in negotiations with this customer to recommence this contract at a similar price.

Effective July 29, 2025, Christopher Mulgrew is no longer Chief Financial Officer of the Company and Adriana Ebell was appointed Acting Chief Financial Officer.

The Company evaluated subsequent events through September 15, 2025 and identified no other events requiring recognition or additional disclosure.